Income Tax Expense - Schedule of Tax Rate (Parentheticals) (Details)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Schedule of Tax Rate [Abstract]
Tax calculated at domestic tax rate applicable to respective profits rate	16.50%	16.50%
Lower domestic tax rate applicable to respective profits rate		8.25%